Acquisitions, Goodwill and Intangible Assets - Future Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisitions, Goodwill and Intangible Assets
Intangible assets, net	$ 17,524	$ 21,103
Amortization expense	3,400	1,300	$ 600
Future estimated amortization expenses
2020	3,323
2021	3,323
2022	3,323
2023	2,677
2024 and thereafter	4,878
Intangible assets, net	$ 17,524	$ 21,103